THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Lincoln ChoicePlusSM Advisory, Lincoln ChoicePlus AssuranceSM (Prime),

Lincoln ChoicePlus AssuranceSM Series, Lincoln ChoicePlusSM Design,

Lincoln ChoicePlusSM Signature, Lincoln ChoicePlusSM Select B-Share,

Lincoln Investor Advantage®, Lincoln Investor Advantage® Advisory,

Lincoln Investor Advantage® Advisory Choice, Lincoln Investor Advantage® RIA Class

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlusSM Advisory, Lincoln ChoicePlus AssuranceSM Series,

Lincoln ChoicePlusSM Signature, Lincoln Investor Advantage®,

Lincoln Investor Advantage® Advisory

Supplement dated July 25, 2025 to the Prospectus dated May 1, 2025

This Supplement outlines a change to the investment options under your individual annuity contract. All other provisions outlined in your prospectus, as supplemented, remain unchanged.

The LVIP Macquarie Wealth Builder Fund and the LVIP Western Asset Core Bond Fund will not be available in contracts issued on or after August 18, 2025.

You can obtain information at no cost by contacting your registered representative or by sending an email request to CustServSupportTeam@lfg.com.

Please retain this Supplement for future reference.